Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Components of Inventory	As at December 31 December 31 millions of dollars 2023 2022 Fuel $ 382 $ 404 Materials 408 365 Total $ 790 $ 769